Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

On July 6, 2023, the Company paid a dividend of $491 to all shareholders of record as of June 22, 2023 (Note 11).

On August 2, 2023, the Company announced a regular quarterly dividend of $0.025 per share for the second quarter of 2023, payable on or about October 6, 2023 to all shareholders of record as of September 22, 2023.